5. Bank Premises and Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Buildings and improvements	$ 11,176,189	$ 10,927,643
Land and land improvements	2,377,703	2,408,921
Furniture and equipment	8,752,908	8,443,668
Leasehold improvements	1,048,409	1,319,591
Capital lease	976,907	976,907
Other prepaid assets	514,476	54,261
Bank premises and equipment, gross	24,846,592	24,130,991
Less accumulated depreciation and amortization	(13,386,385)	(12,642,043)
Bank premises and equipment, net	$ 11,460,207	$ 11,488,948